Label	Element	Value
BARON SMALL CAP FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Baron Small Cap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment goal of Baron Small Cap Fund (the “Fund”) is capital appreciation through investments primarily in securities of small-sized growth companies.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you would pay if you bought and held shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for Fund shareholders. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended September 30, 2020, the Fund’s portfolio turnover rate was 16.93% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.93%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a diversified fund that invests 80% of its net assets in equity securities in the form of common stock of U.S. small-sized growth companies. BAMCO, Inc. (“BAMCO” or the “Adviser”) defines small-sized companies as those, at the time of purchase, with market capitalizations up to the largest market cap stock in the Russell 2000 Growth Index at reconstitution, or companies with market capitalizations up to $2.5 billion, whichever is larger. The Adviser seeks to invest in businesses it believes have significant opportunities for growth, sustainable competitive advantages, exceptional management, and an attractive valuation. Because of its long-term approach, the Fund could have a significant percentage of its assets invested in securities that have appreciated beyond their market capitalizations at the time of the Fund’s investment.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	General Stock Market. Fund losses may be incurred due to declines in one or more markets in which Fund investments are made. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). In addition, turbulence and reduced liquidity in financial markets may negatively affect many issuers, which could have an adverse effect on your Fund investment. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers worldwide. As a result, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions or other events could have a significant negative impact on global economic and market conditions. The coronavirus disease 2019 (COVID-19) global pandemic and the aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting travel and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, have had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment. Growth Investing. Growth stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, growth stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks. Small-Sized Companies. The Adviser believes there is more potential for capital appreciation in small-sized companies, but there also may be more risk. Securities of small-sized companies may not be well known to most investors, and the securities may be less actively traded than those of large businesses. The securities of small-sized companies may fluctuate in price more widely than the stock market generally, and they may be more difficult to sell during market downturns. Small-sized companies rely more on the skills of management and on their continued tenure. Investing in small-sized companies requires a long-term outlook and may require shareholders to assume more risk and to have more patience than investing in the securities of larger, more established companies. Special Situations. The Funds may invest in “special situations.” A special situation arises when, in the opinion of the Adviser, the securities of a company will be recognized and appreciate in value due to a specific anticipated development at that company. Such developments might include a new product, a management change, an acquisition or a technological advancement. The risk of investing in special situations is that the anticipated development does not occur or its impact is not what the Adviser expected. Technology. Technology companies, including internet-related and information technology companies, as well as companies propelled by new technologies, may present the risk of rapid change and product obsolescence, and their successes may be difficult to predict for the long term. Some technology companies may be newly formed and have limited operating history and experience. Technology companies may also be adversely affected by changes in governmental policies, competitive pressures and changing demand. The securities of these companies may also experience significant price movements caused by disproportionate investor optimism or pessimism, with little or no basis in the companies’ fundamentals or economic conditions.
Risk Lose Money [Text]	rr_RiskLoseMoney	Fund losses may be incurred due to declines in one or more markets in which Fund investments are made.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund (Retail Shares) by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years and since inception compare with those of two broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.BaronFunds.com/performance or by calling 1-800-99BARON (1-800-992-2766).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund (Retail Shares) by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years and since inception compare with those of two broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-99BARON (1-800-992-2766)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.BaronFunds.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 of Each Year (Retail Shares)
Annual Return Caption [Text]	rr_AnnualReturnCaption	Average Annual Total Returns for the periods ended December 31, 2020
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter:06/30/20: 35.64%Worst Quarter:03/31/20: (23.37)%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/20)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but they do not include the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund’s shares in a tax-deferred account (including a 401(k) or IRA or Coverdell account), or to investors that are tax-exempt.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table shows the Fund’s Retail Shares’ annual returns and long-term performance (before and after taxes) and the change in value of broad-based market indexes over various periods ended December 31, 2020. The table also shows the average annual returns of the Fund’s Institutional Shares and R6 Shares, but it does not show after-tax returns. After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but they do not include the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund’s shares in a tax-deferred account (including a 401(k) or IRA or Coverdell account), or to investors that are tax-exempt.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The Russell 2000® Growth Index is an unmanaged index of U.S. small-cap growth companies. The S&P 500 Index is an unmanaged index of larger-cap companies.
BARON SMALL CAP FUND | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%
1	rr_ExpenseExampleYear01	$ 133
3	rr_ExpenseExampleYear03	415
5	rr_ExpenseExampleYear05	718
10	rr_ExpenseExampleYear10	$ 1,579
2011	rr_AnnualReturn2011	(1.58%)
2012	rr_AnnualReturn2012	17.98%
2013	rr_AnnualReturn2013	37.77%
2014	rr_AnnualReturn2014	1.69%
2015	rr_AnnualReturn2015	(5.24%)
2016	rr_AnnualReturn2016	9.94%
2017	rr_AnnualReturn2017	27.13%
2018	rr_AnnualReturn2018	(7.39%)
2019	rr_AnnualReturn2019	34.50%
2020	rr_AnnualReturn2020	40.33%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	35.64%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.37%)
1 year	rr_AverageAnnualReturnYear01	40.33%
5 years	rr_AverageAnnualReturnYear05	19.56%
10 years	rr_AverageAnnualReturnYear10	14.18%
Since Inception	rr_AverageAnnualReturnSinceInception	11.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2097
BARON SMALL CAP FUND | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
1	rr_ExpenseExampleYear01	$ 107
3	rr_ExpenseExampleYear03	334
5	rr_ExpenseExampleYear05	579
10	rr_ExpenseExampleYear10	$ 1,283
1 year	rr_AverageAnnualReturnYear01	40.68%	[1]
5 years	rr_AverageAnnualReturnYear05	19.88%	[1]
10 years	rr_AverageAnnualReturnYear10	14.47%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	11.49%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 29, 2009	[1]
BARON SMALL CAP FUND | R6 Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
1	rr_ExpenseExampleYear01	$ 107
3	rr_ExpenseExampleYear03	334
5	rr_ExpenseExampleYear05	579
10	rr_ExpenseExampleYear10	$ 1,283
1 year	rr_AverageAnnualReturnYear01	40.69%	[1]
5 years	rr_AverageAnnualReturnYear05	19.88%	[1]
10 years	rr_AverageAnnualReturnYear10	14.47%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	11.49%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 29, 2016	[1]
BARON SMALL CAP FUND | Return after taxes on distributions | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	36.79%
5 years	rr_AverageAnnualReturnYear05	16.23%
10 years	rr_AverageAnnualReturnYear10	11.95%
Since Inception	rr_AverageAnnualReturnSinceInception	10.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2097
BARON SMALL CAP FUND | Return after taxes on distributions and sale of Fund shares | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	26.14%
5 years	rr_AverageAnnualReturnYear05	14.92%
10 years	rr_AverageAnnualReturnYear10	11.15%
Since Inception	rr_AverageAnnualReturnSinceInception	9.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2097
BARON SMALL CAP FUND | Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	34.63%
5 years	rr_AverageAnnualReturnYear05	16.36%
10 years	rr_AverageAnnualReturnYear10	13.48%
Since Inception	rr_AverageAnnualReturnSinceInception	7.43%
BARON SMALL CAP FUND | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	18.40%
5 years	rr_AverageAnnualReturnYear05	15.22%
10 years	rr_AverageAnnualReturnYear10	13.88%
Since Inception	rr_AverageAnnualReturnSinceInception	8.12%

[1]	Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares. Performance for the R6 Shares prior to January 29, 2016 is based on the performance of the Institutional Shares, and prior to May 29, 2009 is based on the Retail Shares. The Retail Shares have a distribution fee, but Institutional Shares and R6 Shares do not. If the annual returns for the Institutional Shares and R6 Shares prior to May 29, 2009 did not reflect this fee, the returns would be higher.